Restructuring Charges - Schedule of Changes in Employee Related Restructuring Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost And Reserve [Line Items]
Current year charges	$ 10,543	$ 10,938	$ 2,460
Employee-Related Restructuring Reserves [Member]
Restructuring Cost And Reserve [Line Items]
Accrued costs, beginning of period	4,336	28	104
Current year charges	8,264	5,736	573
Payments	(8,756)	(1,428)	(649)
Accrued costs, end of period	$ 3,844	$ 4,336	$ 28